Document and Entity Information	0 Months Ended
Jun. 20, 2013
Risk/Return:
Document Type	497
Document Period End Date	Jun 20, 2013
Entity Registrant Name	AMERICAN BEACON FUNDS
Entity Central Index Key	0000809593
Amendment Flag	false
Document Creation Date	Jun 20, 2013
Document Effective Date	Jun 20, 2013
Prospectus Date	Mar 28, 2013

American Beacon Stephens Mid-Cap Growth Fund | American Beacon Stephens Mid-Cap Growth Fund
American Beacon Stephens Mid-Cap Growth Fund

American Beacon Stephens Mid-Cap Growth Fund

Supplement Dated June 20, 2013

To the Prospectus dated March 28, 2013

The information below supplements the Prospectus dated March 28, 2013, and is in addition to any other supplements.

In the “Fees and Expenses of the Fund” section, footnote 2 in the Annual Fund Operating Expenses table is replaced with the following:

2 The Manager has contractually agreed to reduce and/or reimburse the A Class, C Class, Y Class, Institutional Class, and Investor Class of the Fund for Other Expenses through April 30, 2014 to the extent that Total Annual Fund Operating Expenses for the Fund exceed 1.49%, 2.24%, 1.09%, 0.99% and 1.37% for the A Class, C Class, Y Class, Institutional Class, and Investor Class, respectively (excluding taxes, brokerage commissions, acquired fund fees and expenses and other extraordinary expenses such as litigation). The contractual expense arrangement can be changed by approval of a majority of the Fund's Board of Trustees. The Manager can be reimbursed by the Fund for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years after the Manager's own reduction or reimbursement and (b) does not cause the Total Annual Fund Operating Expenses of a class to exceed the percentage limit contractually agreed.

In the “Fund Performance” section, the bar chart is deleted and replaced with the following:

Total Return for the Calendar Year Ended 12/31 of each Year

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0000809593
American Beacon Stephens Mid-Cap Growth Fund | American Beacon Stephens Mid-Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	American Beacon Stephens Mid-Cap Growth Fund
Supplement [Text Block]	ck0000809593_SupplementTextBlock

American Beacon Stephens Mid-Cap Growth Fund

Supplement Dated June 20, 2013

To the Prospectus dated March 28, 2013

The information below supplements the Prospectus dated March 28, 2013, and is in addition to any other supplements.

In the “Fees and Expenses of the Fund” section, footnote 2 in the Annual Fund Operating Expenses table is replaced with the following:

2 The Manager has contractually agreed to reduce and/or reimburse the A Class, C Class, Y Class, Institutional Class, and Investor Class of the Fund for Other Expenses through April 30, 2014 to the extent that Total Annual Fund Operating Expenses for the Fund exceed 1.49%, 2.24%, 1.09%, 0.99% and 1.37% for the A Class, C Class, Y Class, Institutional Class, and Investor Class, respectively (excluding taxes, brokerage commissions, acquired fund fees and expenses and other extraordinary expenses such as litigation). The contractual expense arrangement can be changed by approval of a majority of the Fund's Board of Trustees. The Manager can be reimbursed by the Fund for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years after the Manager's own reduction or reimbursement and (b) does not cause the Total Annual Fund Operating Expenses of a class to exceed the percentage limit contractually agreed.

In the “Fund Performance” section, the bar chart is deleted and replaced with the following:

Bar Chart [Heading]	rr_BarChartHeading	Total Return for the Calendar Year Ended 12/31 of each Year
Supplement Closing [Text Block]	ck0000809593_SupplementClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
American Beacon Stephens Mid-Cap Growth Fund | American Beacon Stephens Mid-Cap Growth Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Annual Return 2007	rr_AnnualReturn2007	24.44%
Annual Return 2008	rr_AnnualReturn2008	(45.89%)
Annual Return 2009	rr_AnnualReturn2009	39.94%
Annual Return 2010	rr_AnnualReturn2010	27.89%
Annual Return 2011	rr_AnnualReturn2011	2.45%
Annual Return 2012	rr_AnnualReturn2012	14.75%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Registrant Name	dei_EntityRegistrantName	AMERICAN BEACON FUNDS
Entity Central Index Key	dei_EntityCentralIndexKey	0000809593
Document Creation Date	dei_DocumentCreationDate	Jun 20, 2013
Document Effective Date	dei_DocumentEffectiveDate	Jun 20, 2013
Prospectus Date	rr_ProspectusDate	Mar 28, 2013